Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 118.2%

Pennsylvania — 114.9%

Corporate — 2.3%
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	$2,630	$2,704,640
Green Bond, Covanta Project, AMT, 3.25%, 08/01/39(a)	1,950	1,950,429
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	186,122
National Gypsum Co., 5.50%, 11/01/44	135	142,021

		4,983,212

County/City/Special District/School District — 26.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	190	201,010
5.00%, 05/01/42	450	471,006
Altoona Area School District, GO (BAM):
5.00%, 12/01/36	125	145,766
5.00%, 12/01/45	600	694,176
Altoona Area School District, GOL, Series A (AGM), 5.00%, 12/01/36	1,180	1,375,892
Bethlehem Area School District, GO (BAM), Series A:
5.00%, 08/01/34	1,610	1,880,786
5.00%, 08/01/35	1,210	1,413,607
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,159,101
Boyertown Area School District, GO:
5.00%, 10/01/36	610	680,345
5.00%, 10/01/38	920	1,025,552
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	1,360	1,622,670
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/26	1,095	1,202,047
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,877,410
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	1,025	1,244,094
5.00%, 03/01/43	775	932,767
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	160	182,934
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,000	2,418,700
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(b)	500	515,660

Security	Par (000)	Value

County/City/Special District/School District (continued)
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	$1,235	$1,436,515
Fox Chapel Area School District, GO:
5.00%, 02/01/39	1,345	1,613,960
5.00%, 02/01/42	1,250	1,473,837
Marple Newtown School District, GOL, 3.00%, 06/01/40	1,375	1,402,019
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 09/01/30(c)	6,145	4,826,222
Springfield School District/Delaware County, GO:
5.00%, 03/01/36	870	1,066,385
5.00%, 03/01/37	890	1,088,577
State Public School Building Authority, RB (AGM):
Corry Area School District, CAB, 0.00%, 12/15/22(c)	1,640	1,556,770
Corry Area School District, CAB, 0.00%, 12/15/23(c)	1,980	1,835,935
Corry Area School District, CAB, 0.00%, 12/15/24(c)	1,980	1,790,197
Corry Area School District, CAB, 0.00%, 12/15/25(c)	1,770	1,556,733
Township of Bristol Pennsylvania School District, GO:
5.00%, 06/01/40	775	853,686
5.25%, 06/01/43	6,925	7,685,919
(BAM), 5.00%, 06/01/42	1,685	1,988,738
Township of Lower Paxton Pennsylvania, GO:
5.00%, 04/01/42	435	492,568
5.00%, 04/01/46	1,435	1,620,847
Tredyffrin Easttown School District, GOL, 5.00%, 02/15/39	695	842,701
West Shore School District Pennsylvania, GOL:
5.00%, 11/15/43	2,095	2,500,362
5.00%, 11/15/48	1,200	1,419,264

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	$580	$643,336

		56,738,094

Education — 21.6%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College, 5.00%, 08/15/26	100	102,684
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project:
4.13%, 01/01/38	160	171,067
4.00%, 01/01/36	395	420,695
5.00%, 01/01/39	760	878,362
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,205	1,401,885
5.00%, 08/01/45	1,610	1,864,734
County of Delaware Pennsylvania Authority, Refunding RB, Cabrini University, 5.00%, 07/01/47	2,480	2,820,058
County of Montgomery Higher Education & Health Authority, Refunding RB, Series A:
Thomas Jefferson University, 5.00%, 09/01/48	1,500	1,755,810
Thomas Jeferson University, 5.00%, 09/01/37	840	1,007,689
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Lafayette College, 4.00%, 11/01/38	1,160	1,304,432
Moravian College, 5.00%, 10/01/36	610	697,944
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(b)	1,000	1,011,980
Pennsylvania Higher Educational Facilities Authority, RB,Series AT-1, 4.00%, 06/15/34	2,000	2,215,660
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 05/01/21(b)	3,700	3,922,444

Security	Par (000)	Value

Education (continued)
Drexel University, Series A, 5.25%, 05/01/41	$230	$240,651
La Salle University, 5.00%, 05/01/37	1,325	1,403,029
La Salle University, 5.00%, 05/01/42	1,855	1,953,742
State System of Higher Education, Series AL, 5.00%, 06/15/35	280	285,986
Thomas Jefferson University, 5.00%, 09/01/45	2,000	2,260,800
University of Science in Philadelphia, 5.00%, 11/01/36	2,100	2,365,062
Widener University, Series A, 5.25%, 07/15/33	1,580	1,735,030
Widener University, Series A, 5.50%, 07/15/38	385	422,776
Philadelphia Authority for Industrial Development, RB:
Alliance For Progress Charter School, Inc. Project, 4.00%, 06/15/29	280	286,759
Alliance For Progress Charter School, Inc. Project, 5.00%, 06/15/39	335	355,864
Alliance For Progress Charter School, Inc. Project, 5.00%, 06/15/49	935	982,676
University of Sciences, 5.00%, 11/01/42	2,710	3,074,739
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	2,170	2,479,377
La Salle University, 4.00%, 05/01/42	2,985	3,015,775
State Public School Building Authority, RB (AGM), Community College, Allegheny County Project, 5.00%, 07/15/34	2,190	2,309,245
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 09/15/38	830	936,929
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	435	483,751
5.00%, 07/01/35	485	524,702
5.00%, 07/01/45	300	319,530

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
5.00%, 07/01/47	$820	$886,559

		45,898,426

Health — 22.7%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	3,000	3,489,600
County of Allegheny Hospital Development Authority, Refunding RB:
Allegheny Health Network Obligation, Class A (AGM), 4.00%, 04/01/44	3,440	3,765,630
Allegheny Health Network Obligated Group Issue, Series A, 4.00%, 04/01/37	1,700	1,865,393
Allegheny Health Network Obligated Group Issue, Series A, 5.00%, 04/01/47	700	819,196
County of Allegheny Pennsylvania Hospital Development Authority, RB, University of Pittsburgh Medical Center Health, Series B (NPFGC), 6.00%, 07/01/26	2,000	2,563,580
County of Allegheny Pennsylvania Hospital Development Authority, Refunding RB, U.S. Steel Corp. Project, 5.13%, 05/01/30	935	968,249
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	765	812,568
Series A3, 5.50%, 11/01/31	250	252,257
County of Bucks Pennsylvania IDA, Refunding RB, Pennswood Village Project, 5.00%, 10/01/37	940	1,056,297
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(b)	2,410	2,690,958
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries, 5.00%, 01/01/38	2,600	2,878,954

Security	Par (000)	Value

Health (continued)
County of Franklin Pennsylvania IDA, RB, Menno-Haven, Inc. Project:
5.00%, 12/01/29	$70	$79,217
5.00%, 12/01/39	135	149,035
5.00%, 12/01/49	100	109,254
5.00%, 12/01/54	365	397,704
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 07/01/20(b)	415	426,396
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	650,308
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(d)	2,500	2,694,100
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	935,186
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	599,755
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	220	228,648
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,000	1,147,760
St. Lukes University Health Network Project, 5.00%, 08/15/48	1,125	1,328,164
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 08/01/21(b)	460	506,064
County of Wayne Hospital & Health Facilites Authority, RB, Wayne Memorial Hospital Project, Series A, 4.00%, 07/01/46	1,595	1,704,768
DuBois Hospital Authority, Refunding RB, Penn Highlands Healthcare, 4.00%, 07/15/48	2,060	2,181,911
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	4,050	4,773,573
Lancaster IDA, RB, Willow Valley Communities Project:
4.00%, 12/01/44	420	454,545
5.00%, 12/01/44	665	769,445

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Lancaster IDA, RB, Willow Valley Communities Project (continued):
4.00%, 12/01/49	$565	$609,923
Lancaster IDA, Refunding RB, Garden Spot Village Project(b):
5.38%, 05/01/23	520	575,609
5.75%, 05/01/23	865	963,558
Mount Lebanon Hospital Authority, RB, St. Clair Memorial Hospital Project, 4.00%, 07/01/48	2,345	2,564,468
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	940	992,659
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19(e)	465	466,906
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(b)	2,055	2,109,745

		48,581,383

Housing — 4.1%
Pennsylvania HFA, RB:
S/F Housing, Series 128B, 4.00%, 10/01/47	3,760	4,046,249
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	385	262,947
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	263,784
S/F Housing Mortgage, AMT, Series 118-B, 4.05%, 10/01/40	350	366,548
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	565	590,866
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	790	574,322
4.00%, 12/01/46	2,970	2,043,004

Security	Par (000)	Value

Housing (continued)
4.00%, 12/01/51	$790	$522,822

		8,670,542

State — 5.0%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 06/01/22(b)	2,460	2,698,423
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	7,000	7,918,540

		10,616,963

Tobacco — 5.1%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	3,575	4,363,752
5.00%, 06/01/34	4,175	5,078,595
5.00%, 06/01/35	1,295	1,570,835

		11,013,182

Transportation — 16.6%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	3,825	3,903,833
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B:
5.00%, 07/01/37	1,100	1,303,346
5.00%, 07/01/47	2,105	2,451,294
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	1,500	1,808,655
Delaware River Port Authority, RB:
5.00%, 01/01/29	475	544,298
5.00%, 01/01/37	2,285	2,591,304
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,462,716
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(c)	4,760	2,279,897
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(c)	1,275	675,954
Sub-Series B, 5.25%, 12/01/48	1,930	2,348,598
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,746,886

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	$3,270	$3,793,756
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(b):
5.00%, 06/01/21	1,860	1,970,744
5.00%, 06/01/21	2,465	2,611,766

		35,493,047

Utilities — 10.9%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 08/01/20(b)	660	679,800
5.25%, 08/01/40	1,040	1,068,798
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	800	934,248
5.00%, 08/01/31	600	698,376
5.00%, 08/01/32	800	929,376
5.00%, 08/01/33	400	463,804
5.00%, 08/01/34	700	810,439
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 10/01/52	810	981,323
Series C (AGM), 5.00%, 08/01/20(b)	3,350	3,444,336
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/43	3,040	3,706,854
County of Allegheny Pennsylvania Sanitary Authority, RB:
5.00%, 06/01/43	1,000	1,210,190
Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,597,967
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	780	895,643
5.00%, 12/01/40	1,000	1,146,290
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(b)	420	475,079
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	1,229,201

Security	Par (000)	Value

Utilities (continued)
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	$1,605	$1,615,689
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,346,911

		23,234,324

Puerto Rico — 3.3%

State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 5.00%, 07/01/58	171	178,962
Series B-1, 4.75%, 07/01/53	283	291,649
Series B-1, 5.00%, 07/01/58	3,423	3,578,233
Series B-2, 4.33%, 07/01/40	2,701	2,743,676
Series B-2, 4.78%, 07/01/58	274	281,203

		7,073,723

Total Municipal Bonds — 118.2% (Cost — $235,325,897)		252,302,896

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

Pennsylvania — 44.3%

Education — 17.6%
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Thomas Jefferson University Projects, 4.00%, 09/01/44(g)	3,100	3,361,578
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	3,900	4,656,093
Pennsylvania Higher Educational Facilities Authority, RB:
State System of Higher Education, Series AR, 4.00%, 06/15/38	11,335	12,280,679
University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(b)	5,120	5,531,597
University of Pennsylvania Health System, Series A, 4.00%, 08/15/39(g)	7,815	8,173,162

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Philadelphia Authority for Industrial Development, RB, Philadelphia College of osteopathic Medicine, 0.01%, 12/01/48(g)	$3,300	$3,598,221

		37,601,330

Health — 18.5%
Geisinger Authority Pennsylvania, RB, Health System, Series A-1, 5.13%, 06/01/41	7,430	7,803,505
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group:
4.00%, 06/01/49	5,385	5,907,560
Series A, 5.00%, 06/01/44	7,000	7,780,360
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	8,000	8,648,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	4,680	4,942,174
Saint Mary Pennsylvania Hospital Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/48	3,754	4,483,063

		39,564,662

Housing — 1.2%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 114A, AMT, 3.70%, 10/01/42(g)	2,437	2,469,891

State — 3.1%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	6,000	6,689,400

Security	Par (000)	Value

Transportation — 2.0%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$1,680	$2,019,730
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,850	2,232,154

		4,251,884

Utilities — 1.9%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM),
5.00%, 08/15/42	3,493	4,043,153

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.3% (Cost — $88,644,950)		94,620,320

Total Long-Term Investments — 162.5% (Cost — $323,970,847)		346,923,216

	Shares

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(h)(i)	916,330	916,422

Total Short-Term Securities — 0.4% (Cost — $916,381)		916,422

Total Investments — 162.9% (Cost — $324,887,228)		347,839,638

Other Assets Less Liabilities — 0.4%		930,787

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.8)%		(52,979,279)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (38.5)%		(82,237,390)

Net Assets Applicable to Common Shares — 100.0%		$213,553,756

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1,2020 to June 1, 2039, is $14,286,250.

(h)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

(i)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,353,360	(1,437,030)	916,330	$916,422	$4,305	$(18)	$41

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	43	12/19/19	$5,603	$8,744
Long U.S. Treasury Bond	67	12/19/19	10,812	37,413
5-Year U.S. Treasury Note	13	12/31/19	1,550	2,746

				$48,903

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$346,923,216	$—	$346,923,216
Short-Term Securities	916,422	—	—	916,422

	$916,422	$346,923,216	$—	$347,839,638

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$48,903	$—	$—	$48,903

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(52,813,799)	$—	$(52,813,799)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(135,413,799)	$—	$(135,413,799)

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